Intangible assets, net and Goodwill (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets subject to amortization
Identifiable intangible assets consist of the following as of December 31, 2024 and 2023:

As of December 31, 2024	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Licenses and service agreements	$1,290,199	$(331,593)	$958,606
Trade names	166,843	(60,375)	106,468
Intellectual property and know-how	9,365	(1,889)	7,476
Non-compete agreements	32,337	(19,490)	12,847
Intangible assets, net	$1,498,744	$(413,347)	$1,085,397

As of December 31, 2023	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Licenses and service agreements	$1,279,705	$(248,083)	$1,031,622
Trade names	167,009	(41,998)	125,011
Non-compete agreements	31,716	(15,904)	15,812
Intangible assets, net	$1,478,430	$(305,985)	$1,172,445
The following table outlines the remaining weighted average amortization period for each major class of intangible assets as of December 31, 2024:

Asset class:	Weighted Average Amortization (in years)
Licenses and service agreements	12.9
Trade names	12.4
Intellectual property and know-how	4.0
Non-compete agreements	6.3

Schedule of estimated annual amortization expense
The following table outlines the Company’s estimated annual amortization expense over the next five years related to its intangible assets as of December 31, 2024:

Fiscal Year	Estimated Amortization
2025	$98,370
2026	97,723
2027	97,164
2028	93,843
2029	87,721

Schedule of changes in the carrying amount of goodwill by segment
The changes in the carrying amount of goodwill by segment and in total were as follows:

	Domestic	International	Total
Balance at December 31, 2022	$553,203	$71,926	$625,129
Change in Assets Held for Sale (Note 5)	41,678	—	41,678
Loss on Impairment	(50,702)	—	(50,702)
Acquisitions (Note 4)	7,002	—	7,002
Purchase price adjustments (Note 4)	—	119	119
Effect of exchange rate differences	—	3,402	3,402
Balance at December 31, 2023	551,181	75,447	626,628
Acquisitions (Note 4)	—	6,137	6,137
Purchase price adjustments (Note 4)	—	63	63
Effect of exchange rate differences	—	(3,944)	(3,944)
Balance at December 31, 2024	$551,181	$77,703	$628,884

Schedule of goodwill impairment for reporting units

Reporting Units	Carrying Value of Goodwill	Goodwill Impairment
Nevada	$43,992	$43,992